Commitments And Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
17. COMMITMENTS AND CONTINGENCIES
Commitments
The Group engaged third parties for promoting its brand image through various advertising channels. The amount of advertising commitments relates to the committed advertising services that have not been delivered and paid. As of December 31, 2021, future minimum advertising commitments under non-cancelable
agreements are RMB132.1 million.
Contingencies
The Group and certain of the officers and directors have been named as defendants in a putative securities class action filed on July 12, 2021. The action alleges that the Group made false and misleading statements regarding the business, operations and compliance policies in violation of the Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule 10b-5 promulgated thereunder. The case remains in its preliminary stage and the Group is unable to predict the outcome of the case, or reasonably estimate a range of possible loss, if any, given the current status of the case. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded material liabilities in this regard as of December 31, 2021.